Prepayments and other receivables - Impairment loss Allowance (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Prepayments and other receivables
Beginning of the year	¥ (3,349)	¥ (1,332)	¥ (1,068)
(Additions)/Reversals	2	(2,569)	(4,865)
Write off	365	536	4,601
Exchange differences	(14)	(16)
End of the year	¥ (2,968)	¥ (3,349)	¥ (1,332)